Sustainable Cost Reductions	12 Months Ended
Dec. 31, 2013
Sustainable Cost Reductions

18. SUSTAINABLE COST REDUCTIONS

In April 2012, we initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. We selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate our current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

We recorded a charge of $47 million to Other Operation expense in 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. In addition, the sustainable cost reduction activity for the year ended December 31, 2013 is described in the following table:

Sustainable Cost
Reduction Activity
(in millions)
Balance as of December 31, 2012	$25
Incurred	16
Settled	(31)
Adjustments	(9)
Balance as of December 31, 2013	$1

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income. Of the current period expense, approximately 43% was within the Generation & Marketing segment, 36% was within the Transmission and Distribution Utilities segment and 18% was within the Vertically Integrated Utilities segment. Of the total cumulative expense, approximately 51% was within the Vertically Integrated Utilities segment, 27% was within the Transmission and Distribution Utilities segment and 19% was within the Generation & Marketing segment. The remaining liability is included in Other Current Liabilities on the balance sheets. We do not expect additional costs to be incurred related to this initiative.

Appalachian Power Co [Member]
Sustainable Cost Reductions

17. SUSTAINABLE COST REDUCTIONS

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The total amount incurred in 2012 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

The Registrant Subsidiaries' sustainable cost reduction activity for the year ended December 31, 2013 is described in the following table:

		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income. The remaining liability is included in Other Current Liabilities on the balance sheets. Management does not expect additional costs to be incurred related to this initiative.

Indiana Michigan Power Co [Member]
Sustainable Cost Reductions

17. SUSTAINABLE COST REDUCTIONS

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The total amount incurred in 2012 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

The Registrant Subsidiaries' sustainable cost reduction activity for the year ended December 31, 2013 is described in the following table:

		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income. The remaining liability is included in Other Current Liabilities on the balance sheets. Management does not expect additional costs to be incurred related to this initiative.

Ohio Power Co [Member]
Sustainable Cost Reductions

17. SUSTAINABLE COST REDUCTIONS

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The total amount incurred in 2012 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

The Registrant Subsidiaries' sustainable cost reduction activity for the year ended December 31, 2013 is described in the following table:

		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income. The remaining liability is included in Other Current Liabilities on the balance sheets. Management does not expect additional costs to be incurred related to this initiative.

Public Service Co of Oklahoma [Member]
Sustainable Cost Reductions

17. SUSTAINABLE COST REDUCTIONS

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The total amount incurred in 2012 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

The Registrant Subsidiaries' sustainable cost reduction activity for the year ended December 31, 2013 is described in the following table:

		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income. The remaining liability is included in Other Current Liabilities on the balance sheets. Management does not expect additional costs to be incurred related to this initiative.

Southwestern Electric Power Co [Member]
Sustainable Cost Reductions

17. SUSTAINABLE COST REDUCTIONS

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings. Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs. The process resulted in involuntary severances and was completed by the end of the first quarter of 2013. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The total amount incurred in 2012 by Registrant Subsidiary was as follows:

Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

The Registrant Subsidiaries' sustainable cost reduction activity for the year ended December 31, 2013 is described in the following table:

		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income. The remaining liability is included in Other Current Liabilities on the balance sheets. Management does not expect additional costs to be incurred related to this initiative.